Supplemental Cash Flow Information (Details 1) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013 Sumitomo 3M Limited administrative headquarters sale	Sep. 30, 2013 Non-strategic equity interest sale within Health Care
Transactions related to investing activities with significant non-cash components
Note receivable due			$ 78	$ 24
Deferred profit from sale of Sumitomo 3M Limited			49
Gain on sale of non-strategic equity investment within Health Care Business Group				18
Dividends that have been declared but not yet paid (in dollars per share)	$ 0.855
Increase of Current Liabilities due to dividend declared but not paid	$ 567	$ 0